Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 28, 2021	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase price	$ 22,500,000
Gross proceeds of the initial public offering percentage		3.50%	3.50%
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional unit	2,250,000	2,250,000	2,250,000
Cah underwriting discount per unit		$ 0.2	$ 0.2
Aggregate amunt		$ 3,450,000	$ 3,450,000